Document and Entity Information	Apr. 06, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 06, 2017
Registrant Name	BOND FUND OF AMERICA
Central Index Key	0000013075
Amendment Flag	false
Document Creation Date	Apr. 06, 2017
Document Effective Date	Apr. 06, 2017
Prospectus Date	Apr. 07, 2017
BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	ABNDX
BOND FUND OF AMERICA® | Class R-1
Prospectus:
Trading Symbol	RBFAX
BOND FUND OF AMERICA® | Class R-2
Prospectus:
Trading Symbol	RBFBX
BOND FUND OF AMERICA® | Class R-3
Prospectus:
Trading Symbol	RBFCX
BOND FUND OF AMERICA® | Class R-4
Prospectus:
Trading Symbol	RBFEX
BOND FUND OF AMERICA® | Class R-5
Prospectus:
Trading Symbol	RBFFX
BOND FUND OF AMERICA® | Class B
Prospectus:
Trading Symbol	BFABX
BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	BFACX
BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	BFAFX
BOND FUND OF AMERICA® | Class 529-A
Prospectus:
Trading Symbol	CFAAX
BOND FUND OF AMERICA® | Class 529-B
Prospectus:
Trading Symbol	CFABX
BOND FUND OF AMERICA® | Class 529-C
Prospectus:
Trading Symbol	CFACX
BOND FUND OF AMERICA® | Class 529-E
Prospectus:
Trading Symbol	CFAEX
BOND FUND OF AMERICA® | Class 529-F-1
Prospectus:
Trading Symbol	CFAFX
BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	ABNFX
BOND FUND OF AMERICA® | Class R-6
Prospectus:
Trading Symbol	RBFGX
BOND FUND OF AMERICA® | Class R-2E
Prospectus:
Trading Symbol	RBEBX
BOND FUND OF AMERICA® | Class R-5E
Prospectus:
Trading Symbol	RBFHX
BOND FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	BFFAX
BOND FUND OF AMERICA® | Class 529-T
Prospectus:
Trading Symbol	TFBFX
BOND FUND OF AMERICA® | Class T
Prospectus:
Trading Symbol	TBFFX